Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		15 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011
REVENUES:
Storage rental revenue - related party	$ 221,800			$ 221,800				$ 221,800
Other revenue - related party	8,000			8,000				8,000
Total revenues	229,800			229,800				229,800
COST OF SERVICES PROVIDED:
Cost of storage services	203,500			203,500				203,500
Hurricane repairs and losses (insurance proceeds)							(449,941)
Project costs	3,113		(14,695)	3,316	4,065	(10,630)	105,445	(11,379)
Depreciation expense	47,762	47,298	95,253	142,242	141,803	189,758	228,696	237,495
Selling, general and administrative	661,686	1,592,241	3,267,330	2,777,681	3,376,541	5,080,768	6,614,154	6,074,149
Loss on asset impairments					160,824	160,824	1,868,911
Total costs and expenses	916,061	1,639,539	3,347,888	3,126,739	3,683,233	5,420,720	8,367,265	6,503,765
OPERATING LOSS	(686,261)	(1,639,539)	(3,347,888)	(2,896,939)	(3,683,233)	(5,420,720)	(8,367,265)	(6,273,965)
OTHER INCOME (EXPENSE):
Interest and other income	6	729,910	858,505	4,866	2,865,688	2,994,283	2,083,911	863,371
Interest, accretion and other expense	(193,051)	(167,025)	1,522,790	(566,345)	(499,702)	(56,506)	(768,932)	(290,174)
Unrealized gain (loss) on convertible securities	12,965		(1,001,622)	(185,944)		(1,001,622)		(1,187,566)
Total other income (expense)	(180,080)	562,885	1,379,673	(747,423)	2,365,986	1,936,155	1,314,979	(614,369)
Loss from continuing operations	(866,341)	(1,076,654)	(1,968,215)	(3,644,362)	(1,317,247)	(3,484,565)	(7,052,286)	(6,888,334)
Gain on disposal of discontinued operations			33,055,388			33,055,388	(563,388)	33,055,388
Loss from discontinued operations, net of taxes		(1,508,789)	(3,771,559)		(7,946,214)	(8,933,227)	(7,802,756)	(2,495,802)
Net-income (loss)	(866,341)	(2,585,443)	27,315,614	(3,644,362)	(9,263,461)	20,637,596	(15,418,430)	23,671,252
Preferred stock dividends	(159,997)	(163,863)	(335,919)	(510,645)	(483,785)	(655,841)	(775,782)	(846,564)
Net income (loss) to common stockholders	$ (1,026,338)	$ (2,749,306)	$ 26,979,695	$ (4,155,007)	$ (9,747,246)	$ 19,981,755	$ (16,194,212)	$ 22,824,688
Weighted average shares outstanding, basic and diluted	25,886,392	22,500,492	22,516,928	24,237,641	22,393,763	22,428,950	21,612,172	23,534,772
Basic and diluted earnings (loss) per share:
Continuing operations	$ (0.04)	$ (0.06)	$ (0.1)	$ (0.17)	$ (0.08)	$ (0.18)	$ (0.36)	$ (0.33)
Discontinued operations		$ (0.06)	$ 1.3		$ (0.36)	$ 1.08	$ (0.39)	$ 1.30
Net income (loss) per share	$ (0.04)	$ (0.12)	$ 1.2	$ (0.17)	$ (0.44)	$ 0.89	$ (0.75)	$ 0.97